Document and Entity Information	Feb. 24, 2023
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001393066
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	Feb. 24, 2023
Entity Registrant Name	RESOLUTE FOREST PRODUCTS INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-33776
Entity Tax Identification Number	98-0526415
Entity Address, Address Line One	Resolute Forest Products Inc.
Entity Address, Address Line Two	1010 De La Gauchetière Street West
Entity Address, Address Line Three	Suite 400
Entity Address, City or Town	Montreal
Entity Address, State or Province	QC
Entity Address, Country	CA
Entity Address, Postal Zip Code	H3B 2N2
City Area Code	(514)
Local Phone Number	875-2160
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.001 per share
Trading Symbol	RFP
Security Exchange Name	NYSE
Entity Emerging Growth Company	false